For Internal Use Only		Submit 1 Original		OMB Approv[redacted]
Sec File No. 91 -		and 9 Copies		Expires:
				Estimate[redacted]00

091-02017 RECEIVED 2007 SEP -7 AM 11:55 SEC / MR

07071000

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE EPRA/NAREIT Global Real Estate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

PROCESSED
OCT 03 2007
THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

FFR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

American Stock Exchange, Athens Exchange, Australian Securities Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Brussels, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), Hong Kong Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Nasdaq Stock Market, New York Stock Exchange, New Zealand Stock Exchange, Osaka Stock Exchange, Oslo Bors (Oslo Stock Exchange), Singapore Exchange Limited, Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Warsaw Stock Exchange, Wiener Borse, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

September 5, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP - 7 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca.

RECEIVED
2007 SEP -7 AM 11:55
SEC / MR

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

September 6, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – First Trust Exchange-Traded Fund II and Market Vectors ETF Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- First Trust Exchange-Traded Fund II, First Trust DJ STOXX Select Dividend 30 Index Fund (Ticker Symbol FDD);
- First Trust Exchange-Traded Fund II, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (Ticker Symbol FFR); and
- Market Vectors ETF Trust, Market Vectors—Agribusiness ETF (Ticker Symbol MOO).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

[signature]

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP - 7 2007

END